Intangible assets (Tables)	12 Months Ended
Dec. 31, 2023
Intangible assets.
Schedule of intangible assets

Cost	Total
$
Balance, December 31, 2021	287,905
Additions	26,005
Foreign currency translation adjustment	(19,159)
Balance, December 31, 2022	294,751
Additions	42,052
Balance, December 31, 2023	336,803

Accumulated amortization	Total
$
Balance, December 31, 2021	85,780
Amortization	17,077
Foreign currency translation adjustment	(7,940)
Balance, December 31, 2022	94,917
Amortization	66,632
Balance, December 31, 2023	161,549

Carrying values	Total
$
At January 1, 2022	202,125
At December 31, 2022	199,834
At December 31, 2023	175,254